Note 21 - Parent Company - Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain on sale of investment securities									$ 886	$ 303	$ 323
Total income	$ 11,564	$ 11,330	$ 10,902	$ 10,199	$ 7,821	$ 7,420	$ 7,405	$ 7,348	43,995	29,994	28,595
Interest expense	1,762	1,818	1,625	1,442	1,073	1,026	1,066	1,025	6,647	4,190	3,820
Income before income tax benefit	4,073	3,376	3,392	2,836	2,436	1,604	2,492	1,789	13,677	8,321	8,427
Income tax benefit	1,687	914	885	736	776	261	566	302	4,222	1,905	1,562
NET INCOME	$ 2,386	$ 2,462	$ 2,507	$ 2,100	$ 1,660	$ 1,343	$ 1,926	$ 1,487	9,455	6,416	6,865
Comprehensive Income									9,345	5,222	6,712
Parent Company [Member]
Dividends from subsidiary bank									10,425	3,400	4,023
Gain on sale of investment securities									488
Other									80	24	19
Total income									10,993	3,424	4,042
Interest expense									460	366	290
Other									2,091	1,856	860
Total expenses									2,551	2,222	1,150
Income before income tax benefit									8,442	1,202	2,892
Income tax benefit									(673)	(561)	(386)
Income before equity in undistributed net income of subsidiaries									9,115	1,763	3,278
Equity in undistributed net income of subsidiaries									340	4,653	3,587
NET INCOME									9,455	6,416	6,865
Comprehensive Income									$ 9,345	$ 5,222	$ 6,712